Schedule of Investments
May 31, 2024 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.98%

Airlines - 1.22%
Alaska Air Group (2)	2,130	89,503

Apparel Retail - 3.74%
Abercrombie & Fitch Co. (2)	1,010	174,599
Burlington Stores, Inc. (2)	420	100,821

		275,420

Building Materials - 1.20%
Boise Cascade Co.	645	88,552

Building Products & Equipment - 5.45%
AAON, Inc.	1,125	84,431
Lennox International, Inc.	185	92,981
Owens Corning	560	101,399
SPX Technologies, Inc. (2)	875	121,993

		400,804

Biological Products (No Diagnostic Substances) - 0.98%
Neurocrine Biosciences, Inc. (2)	530	71,767

Chemicals & Allied Products - 1.15%
Balchem Corp. (2)	551	84,634

Computer Hardware - 1.60%
Super Micro Computer, Inc. (2)	150	117,677

Construction Special Trade Contractors - 1.36%
TopBuild Corp. (2)	240	100,308

Crude Petroleum & Natural Gas - 1.32%
SM Energy Co.	1,930	97,330

Drug Manufacturers - Specialty & Generic - 1.11%
Alkermes plc (2)	3,500	81,900

Electronic Components & Accessories - 1.25%
Insight Enterprises, Inc. (2)	470	91,885

Electronic Computers - 1.20%
Apple, Inc.	461	88,627

Fabricated Rubber Products - 1.65%
Carlisle Cos., Inc.	290	121,304

Fire, Marine & Casualty Insurance - 1.32%
Berkshire Hathaway, Inc. Class B (2)	234	96,970

Home Improvement - 1.18%
Floor & Decor Holdings, Inc. (2)	740	86,476

Hospital & Medical Service Plans- 1.06%
UnitedHealth Group, Inc.	158	78,268

Household & Personal Products- 1.57%
e.l.f. Beauty, Inc. (2)	620	115,884

Industrial Distribution- 1.26%
Watsco, Inc.	195	92,606

Motor Vehicles & Passenger Car Bodies - 0.82%
Tesla, Inc. (2)	337	60,013

National Commercial Banks - 1.45%
JPMorgan Chase & Co.	527	106,786

Operative Builders - 1.14%
Meritage Homes Corp.	475	83,766

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.10%
RPM International, Inc.	725	81,273

Petroleum Refining - 2.15%
Chevron Corp.	555	90,077
Exxon Mobil Corp.	578	67,776

		157,853

Pharmaceutical Preparations - 5.77%
AbbVie, Inc.	535	86,263
Cytokinetics, Inc. (2)	1,040	50,450
Eli Lilly & Co.	144	118,129
Johnson & Johnson	539	79,055
Merck & Co., Inc.	725	91,017

		424,914

Pollution & Treatment Controls - 1.48%
Federal Signal Corp.	1,180	108,584

Pumps & Pumping Equipment - 1.04%
Graco, Inc.	948	76,551

Retail - Auto Dealers & Gasoline Stations - 1.13%
Asbury Automotive Group, Inc. (2)	355	83,450

Retail-Catalog & Mail-Order Houses - 1.34%
Amazon.com, Inc. (2)	558	98,454

Retail-Home Furniture, Furnishings & Equipment Stores - 1.59%
Williams-Sonoma, Inc.	400	117,288

Retail-Jewelry Stores - 1.12%
Signet Jewelers Ltd. (Bermuda)	750	82,118

Retail-Lumber & Other Building Materials Dealers - 0.89%
Home Depot, Inc. (2)	195	65,300

Retail - Miscellaneous Shopping Goods Stores - 1.10%
Academy Sports & Outdoors, Inc.	1,400	80,766

Retail- Variety Stores - 2.13%
Costco Wholesale Corp.	125	101,236
Five Below, Inc. (2)	400	55,252

		156,488

Rolling Drawing & Extruding of Nonferrous Metals - 1.36%
Mueller Industries, Inc.	1,700	100,147

Rubber & Plastics Footwear - 2.01%
Deckers Outdoor Corp. (2)	135	147,679

Scientific & Technical Instruments - 1.42%
Badger Meter, Inc.	540	104,198

Semiconductors & Related Devices - 4.76%
Broadcom, Inc.	85	112,927
NVIDIA Corp.	172	188,569
SolarEdge Technologies, Inc. (2)	990	48,500

		349,996

Services-Business Services - 2.19%
MasterCard, Inc. Class A	165	73,767
Visa, Inc. Class A	322	87,732

		161,499

Services-Computer Programming, Data Processing - 4.81%
Alphabet, Inc. (2)	694	120,728
Alphabet, Inc. Class C (2)	701	120,923
Meta Platforms, Inc. Class A	240	112,039

		353,690

Services-Engineering Services - 1.07%
AECOM	900	78,606

Services-Prepackaged Software - 4.02%
Adobe, Inc. (2)	140	62,266
Microsoft Corp.	225	93,404
Salesforce.com, Inc.	315	73,849
SPS Commerce, Inc. (2)	353	66,396

		295,915

Services-Skilled Nursing Care Facilities - 1.02%
Ensign Group, Inc. (2)	621	75,290

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.27%
Procter & Gamble Co. (2)	566	93,130

Software - Application - 2.68%
Dynatrace, Inc. (2)	1,525	69,738
DoubleVerify Holdings, Inc. (2)	2,360	42,952
Manhattan Associates, Inc. (2)	385	84,523

		197,213

Software - Infrastructure - 1.49%
GoDaddy, Inc. (2)	785	109,610

Steel Pipe & Tubes - 1.57%
ATI, Inc. (2)	1,880	115,319

Telephone & Telegraph Apparatus - 1.60%
Fabrinet (Thailand) (2)	490	117,370

Tools & Accessories - 1.01%
Lincoln Electric Holdings, Inc.	380	74,617

Utilties - Independent Power Producers - 3.04%
Vistra Corp.	2,260	223,921

Wholesale-Machinery, Equipment & Supplies - 1.31%
Applied Industrial Technologies, Inc.	500	96,500

Wholesale-Metals Service Centers & Offices - 1.49%
Reliance Steel & Aluminum Co.	365	109,785

Total Common Stock	(Cost $ 45,130,573)	6,768,000

Real Estate Investment Trust - 3.82%

Equity Lifestyle Properties, Inc.	1,180	74,069
Gaming and Leisure Properties, Inc.	1,690	75,881
Rexford Industrials Realty, Inc.	1,300	58,968
W.P. Carey, Inc.	1,280	72,192

Total Real Estate Investment Trusts	(Cost $ 343,242)	281,110

Money Market Registered Investment Companies - 4.08%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 5.10% (3)	300,331	300,331

Total Money Market Registered Investment Companies	(Cost $ 300,331)	300,331

Total Investments - 99.88%	(Cost $ 5,774,146)	7,349,440

Other Assets Less Liabilities 0.12%		8,517

Total Net Assets - 100.00%		7,357,958

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,349,440	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,349,440	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.